UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Convertible Securities Fund

Semiannual report
4 | 30 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PCONX

Putnam
Convertible Securities
Fund

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	31

Message from the Trustees

June 7, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 4/30/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Of special interest

During the reporting period, the fund’s portfolio generated a higher level of income. As a result, the fund’s quarterly dividend rate for class A shares was increased from $0.055 to $0.076 per share in December 2023 and from $0.076 to $0.083 per share in June 2024. Similar increases were made to other share classes of the fund.

2 Convertible Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/23	1.05%	1.80%	1.80%	0.69%	1.30%	0.73%	0.80%
Annualized expense ratio for the
six-month period ended 4/30/24	1.05%	1.80%	1.80%	0.69%	1.30%	0.73%	0.80%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/23 to 4/30/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.51	$9.43	$9.43	$3.63	$6.82	$3.83	$4.20
Ending value (after expenses)	$1,111.30	$1,107.40	$1,107.00	$1,113.60	$1,109.80	$1,112.60	$1,112.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Convertible Securities Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/24, use the following calculation method. To find the value of your investment on 11/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.27	$9.02	$9.02	$3.47	$6.52	$3.67	$4.02
Ending value (after expenses)	$1,019.64	$1,015.91	$1,015.91	$1,021.43	$1,018.40	$1,021.23	$1,020.89

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Convertible Securities Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam Investment Management, LLC (“Putnam Management”), as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2024. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2023 through December 2023. The report included a description of the annual liquidity assessment of the fund that Putnam Management performed in November 2023. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam Management concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Convertible Securities Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Convertible Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Convertible Securities Fund 7

The fund’s portfolio 4/30/24 (Unaudited)

CONVERTIBLE BONDS AND NOTES (82.8%)*	Principal amount	Value
Aerospace and defense (1.5%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$5,115,000	$7,444,883
		7,444,883
Automotive (0.5%)
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	3,480,000	2,362,920
		2,362,920
Biotechnology (5.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	3,603,000	3,306,833
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	2,990,000	2,913,755
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	2,345,000	2,320,612
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27	2,260,000	3,227,195
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	2,825,000	1,920,747
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	4,097,000	3,853,229
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	3,290,000	3,512,733
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	3,394,671
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	3,058,000	3,497,435
		27,947,210
Broadcasting (1.4%)
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	6,865,000	7,123,009
		7,123,009
Cable television (1.7%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	7,435,000	5,476,621
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	3,208,275
		8,684,896
Commercial and consumer services (3.8%)
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	3,825,000	7,016,580
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	5,077,000	5,046,538
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	8,350,000	7,407,285
		19,470,403
Computers (11.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	6,466,000	6,559,757
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	5,390,000	6,728,876
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	6,644,000	6,062,650
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	2,866,000	2,606,627
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	2,755,000	2,334,863
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	1,505,000	2,145,378
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	4,230,000	3,852,195
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	3,775,000	4,029,813
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	3,015,000	2,639,544
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	1,295,000	1,155,928
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	1,940,000	3,441,971

8 Convertible Securities Fund

CONVERTIBLE BONDS AND NOTES (82.8%)* cont.	Principal amount	Value
Computers cont.
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	$8,279,000	$9,901,684
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	3,923,000	4,003,422
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	1,975,000	2,500,350
		57,963,058
Consumer cyclicals (1.0%)
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	4,285,000	5,029,305
		5,029,305
Consumer finance (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	210	178
		178
Consumer services (9.8%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	2,477,000	2,276,363
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	10,495,000	8,249,070
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	4,733,000	4,295,198
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	2,385,000	2,450,924
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30	6,480,000	5,263,056
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	9,075,000	10,173,075
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	3,715,000	3,243,938
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	7,835,000	8,631,820
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	4,625,000	5,314,125
		49,897,569
Distribution (0.6%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	3,175,000	3,239,700
		3,239,700
Electric utilities (2.6%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	5,570,000	5,447,460
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	4,731,000	4,738,097
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	3,355,000	3,178,863
		13,364,420
Electronics (3.5%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	2,965,000	4,654,161
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	8,899,000	8,587,535
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	7,515,000	4,317,368
		17,559,064
Energy (oil field) (0.3%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	2,170,000	1,579,543
		1,579,543
Engineering and construction (1.2%)
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	2,600,000	2,827,500
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	2,430,000	3,245,265
		6,072,765

Convertible Securities Fund 9

CONVERTIBLE BONDS AND NOTES (82.8%)* cont.		Principal amount	Value
Entertainment (4.2%)
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26 (Canada)		$3,456,000	$3,207,514
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		8,567,000	9,281,488
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		1,269,000	1,557,063
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25		1,715,000	4,887,750
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		2,505,000	2,273,288
			21,207,103
Environmental (1.3%)
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28		5,793,000	6,547,828
			6,547,828
Financial (0.5%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30		2,915,000	2,632,680
			2,632,680
Gaming and lottery (1.0%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		6,192,000	5,123,880
			5,123,880
Homebuilding (0.5%)
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26		2,837,000	2,312,155
			2,312,155
Lodging/Tourism (0.9%)
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		3,130,000	4,397,650
			4,397,650
Machinery (0.9%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		3,836,000	4,494,068
			4,494,068
Medical technology (5.4%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/24 (China) (In default) † F		3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/16/24 (China) (In default) † F		3,544,000	—
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		2,313,000	2,036,134
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		10,435,000	9,047,145
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28		3,225,000	4,482,750
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		3,570,000	4,025,356
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28		2,950,000	3,085,700
TransMedics Group, Inc. 144A cv. sr. unsec. sub. notes 1.50%, 6/1/28		3,720,000	4,640,700
			27,317,785
Metals (0.8%)
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	3,000,000	4,132,070
			4,132,070
Oil and gas (0.8%)
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29		$3,420,000	4,217,886
			4,217,886

10 Convertible Securities Fund

CONVERTIBLE BONDS AND NOTES (82.8%)* cont.	Principal amount	Value
Pharmaceuticals (4.3%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	$4,059,000	$4,448,335
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	12,830,000	13,009,142
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	2,275,000	2,189,688
Mirum Pharmaceuticals, Inc. 144A cv. sr. unsec. sub. notes 4.00%, 5/1/29	1,940,000	2,184,925
		21,832,090
Power producers (2.4%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	6,935,000	12,413,650
		12,413,650
Real estate (2.4%)
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29	4,238,000	4,085,344
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	7,030,000	7,881,333
		11,966,677
Restaurants (0.9%)
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	5,060,000	4,566,650
		4,566,650
Software (6.8%)
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	3,225,000	3,360,503
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	1,897,000	4,090,881
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30	1,845,000	1,775,813
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	1,714,000	1,359,202
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	7,216,000	6,534,088
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	4,295,000	4,305,738
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	808,000	786,588
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	5,865,000	4,991,115
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	3,411,000	3,561,084
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	4,360,000	3,897,840
		34,662,852
Technology services (4.9%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	2,365,000	6,911,713
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	3,930,000	4,104,885
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	9,431,000	7,667,403
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	6,030,000	6,319,440
		25,003,441
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default) † F	5,121,000	512
		512
Total convertible bonds and notes (cost $422,984,111)		$420,567,900

Convertible Securities Fund 11

CONVERTIBLE PREFERRED STOCKS (9.3%)*	Shares	Value
Banking (2.4%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	10,685	$12,298,435
		12,298,435
Chemicals (0.6%)
Albemarle Corp. $0.00 cv. pfd. †	52,115	2,859,029
		2,859,029
Electric utilities (1.5%)
NextEra Energy, Inc. $3.46 cv. pfd. S	187,150	7,615,134
		7,615,134
Investment banking/Brokerage (2.9%)
Apollo Global Management, Inc. $3.38 cv. pfd.	238,754	14,647,558
		14,647,558
Machinery (1.0%)
Chart Industries, Inc. $3.375 cv. pfd.	86,700	5,128,305
		5,128,305
Metals (0.9%)
RBC Bearings, Inc. $5.00 cv. pfd.	41,328	4,640,307
		4,640,307
Total convertible preferred stocks (cost $47,432,892)		$47,188,768

COMMON STOCKS (2.2%)*	Shares	Value
Exxon Mobil Corp.	61,515	$7,275,379
HubSpot, Inc. †	2,370	1,433,542
Intuitive Surgical, Inc. †	3,315	1,228,605
NVIDIA Corp.	1,435	1,239,869
Total common stocks (cost $10,086,324)		$11,177,395

CORPORATE BONDS AND NOTES (0.7%)*	Principal amount	Value
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	$1,925,000	$1,855,219
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	1,846,000	1,878,295
Total corporate bonds and notes (cost $3,415,981)		$3,733,514

SHORT-TERM INVESTMENTS (4.8%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.61% [d]	7,030,700	$7,030,700
Putnam Short Term Investment Fund Class P 5.48% L	17,194,821	17,194,821
Total short-term investments (cost $24,225,521)		$24,225,521

TOTAL INVESTMENTS
Total investments (cost $508,144,829)	$506,893,098

Key to holding’s currency abbreviations
EUR	Euro
USD /$	United States Dollar

12 Convertible Securities Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $507,648,838.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$7,275,379	$—	$—
Health care	1,228,605	—	—
Technology	2,673,411	—	—
Total common stocks	11,177,395	—	—
Convertible bonds and notes	—	420,567,388	512
Convertible preferred stocks	—	47,188,768	—
Corporate bonds and notes	—	3,733,514	—
Short-term investments	—	24,225,521	—
Totals by level	$11,177,395	$495,715,191	$512

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Convertible Securities Fund 13

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value, including $6,852,196 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $483,919,308)	$482,667,577
Affiliated issuers (identified cost $24,225,521) (Note 5)	24,225,521
Dividends, interest and other receivables	1,849,895
Receivable for shares of the fund sold	93,308
Receivable for investments sold	6,890,257
Prepaid assets	52,846
Total assets	515,779,404

LIABILITIES
Payable for shares of the fund repurchased	435,110
Payable for compensation of Manager (Note 2)	258,153
Payable for custodian fees (Note 2)	8,225
Payable for investor servicing fees (Note 2)	93,553
Payable for Trustee compensation and expenses (Note 2)	165,685
Payable for administrative services (Note 2)	1,656
Payable for distribution fees (Note 2)	77,947
Collateral on securities loaned, at value (Note 1)	7,030,700
Other accrued expenses	59,537
Total liabilities	8,130,566

Net assets	$507,648,838

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$525,680,103
Total distributable earnings (Note 1)	(18,031,265)
Total — Representing net assets applicable to capital shares outstanding	$507,648,838

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($341,761,711 divided by 14,893,472 shares)	$22.95
Offering price per class A share (100/94.25 of $22.95)*	$24.35
Net asset value and offering price per class B share ($219,208 divided by 9,935 shares)**†	$22.07
Net asset value and offering price per class C share ($7,048,956 divided by 315,185 shares)**	$22.36
Net asset value and offering price per class I share ($18,918 divided by 823 shares)	$22.99
Net asset value, offering price and redemption price per class R share
($2,320,629 divided by 101,896 shares)	$22.77
Net asset value, offering price and redemption price per class R6 share
($22,113,343 divided by 964,310 shares)	$22.93
Net asset value, offering price and redemption price per class Y share
($134,166,073 divided by 5,853,254 shares)	$22.92

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

14 Convertible Securities Fund

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $491,285 from investments in affiliated issuers) (Note 5)	$5,191,802
Dividends	1,635,728
Securities lending (net of expenses) (Notes 1 and 5)	18,186
Total investment income	6,845,716

EXPENSES
Compensation of Manager (Note 2)	1,666,263
Investor servicing fees (Note 2)	304,849
Custodian fees (Note 2)	8,642
Trustee compensation and expenses (Note 2)	15,251
Distribution fees (Note 2)	481,409
Administrative services (Note 2)	10,846
Other	133,818
Total expenses	2,621,078
Expense reduction (Note 2)	(7,278)
Net expenses	2,613,800

Net investment income	4,231,916

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(8,243,129)
Total net realized loss	(8,243,129)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	63,587,775
Total change in net unrealized appreciation	63,587,775

Net gain on investments	55,344,646

Net increase in net assets resulting from operations	$59,576,562

The accompanying notes are an integral part of these financial statements.

Convertible Securities Fund 15

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$4,231,916	$7,758,547
Net realized loss on investments
and foreign currency transactions	(8,243,129)	(10,531,143)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	63,587,775	(5,678,935)
Net increase (decrease) in net assets resulting
from operations	59,576,562	(8,451,531)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,330,859)	(4,892,252)
Class B	(626)	(3,466)
Class C	(24,310)	(54,995)
Class I	(158)	(295)
Class R	(12,835)	(27,200)
Class R6	(200,901)	(471,580)
Class Y	(1,255,028)	(3,330,594)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,776,145)
Class B	—	(3,944)
Class C	—	(48,221)
Class I	—	(80)
Class R	—	(12,004)
Class R6	—	(139,412)
Class Y	—	(1,019,190)
Decrease from capital share transactions (Note 4)	(89,617,030)	(101,246,051)
Total decrease in net assets	(33,865,185)	(121,476,960)

NET ASSETS
Beginning of period	541,514,023	662,990,983
End of period	$507,648,838	$541,514,023

*Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Convertible Securities Fund

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Convertible Securities Fund 17

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
April 30, 2024**	$20.79	.17	2.14	2.31	(.15)	—	(.15)	$22.95	11.13*	$341,762	.52*	.74*	22*
October 31, 2023	21.59	.25	(.67)	(.42)	(.28)	(.10)	(.38)	20.79	(2.00)	331,832	1.05	1.16	64
October 31, 2022	34.68	.15	(6.08)	(5.93)	(.14)	(7.02)	(7.16)	21.59	(20.93)	389,289	1.03	.63	37
October 31, 2021	30.49	.10	7.67	7.77	(.18)	(3.40)	(3.58)	34.68	26.41	570,217	1.01	.31	78
October 31, 2020	25.27	.25	6.84	7.09	(.37)	(1.50)	(1.87)	30.49	29.69	478,030	1.04	.93	98
October 31, 2019	25.23	.27	2.75	3.02	(.45)	(2.53)	(2.98)	25.27	14.11	394,780	1.05	1.08	60
Class B
April 30, 2024**	$19.98	.08	2.07	2.15	(.06)	—	(.06)	$22.07	10.74*	$219	.89*	.37*	22*
October 31, 2023	20.73	.08	(.64)	(.56)	(.09)	(.10)	(.19)	19.98	(2.72)	314	1.80	.39	64
October 31, 2022	33.65	(.04)	(5.86)	(5.90)	—	(7.02)	(7.02)	20.73	(21.56)	1,001	1.78	(.16)	37
October 31, 2021	29.74	(.14)	7.47	7.33	(.02)	(3.40)	(3.42)	33.65	25.49	3,287	1.76	(.42)	78
October 31, 2020	24.69	.05	6.67	6.72	(.17)	(1.50)	(1.67)	29.74	28.69	4,118	1.79	.19	98
October 31, 2019	24.70	.08	2.70	2.78	(.26)	(2.53)	(2.79)	24.69	13.29	4,244	1.80	.35	60
Class C
April 30, 2024**	$20.26	.08	2.09	2.17	(.07)	—	(.07)	$22.36	10.70*	$7,049	.89*	.37*	22*
October 31, 2023	21.05	.09	(.66)	(.57)	(.12)	(.10)	(.22)	20.26	(2.76)	8,012	1.80	.41	64
October 31, 2022	34.04	(.03)	(5.94)	(5.97)	—	(7.02)	(7.02)	21.05	(21.51)	10,648	1.78	(.14)	37
October 31, 2021	30.06	(.14)	7.55	7.41	(.03)	(3.40)	(3.43)	34.04	25.46	23,390	1.76	(.41)	78
October 31, 2020	24.93	.05	6.74	6.79	(.16)	(1.50)	(1.66)	30.06	28.73	30,926	1.79	.19	98
October 31, 2019	24.93	.08	2.72	2.80	(.27)	(2.53)	(2.80)	24.93	13.24	31,947	1.80	.34	60
Class I
April 30, 2024**	$20.82	.21	2.15	2.36	(.19)	—	(.19)	$22.99	11.36*	$19	.34*	.92*	22*
October 31, 2023	21.62	.34	(.68)	(.34)	(.36)	(.10)	(.46)	20.82	(1.64)	17.69		1.53	64
October 31, 2022	34.73	.24	(6.10)	(5.86)	(.23)	(7.02)	(7.25)	21.62	(20.66)	17.68		.99	37
October 31, 2021	30.52	.22	7.68	7.90	(.29)	(3.40)	(3.69)	34.73	26.87	22.67		.65	78
October 31, 2020	25.29	.35	6.84	7.19	(.46)	(1.50)	(1.96)	30.52	30.18	17.68		1.28	98
October 31, 2019	25.24	.36	2.76	3.12	(.54)	(2.53)	(3.07)	25.29	14.58	13.68		1.44	60
Class R
April 30, 2024**	$20.63	.14	2.12	2.26	(.12)	—	(.12)	$22.77	10.98*	$2,321	.64*	.61*	22*
October 31, 2023	21.43	.20	(.67)	(.47)	(.23)	(.10)	(.33)	20.63	(2.25)	2,252	1.30	.91	64
October 31, 2022	34.47	.09	(6.04)	(5.95)	(.07)	(7.02)	(7.09)	21.43	(21.13)	2,555	1.28	.38	37
October 31, 2021	30.33	.02	7.62	7.64	(.10)	(3.40)	(3.50)	34.47	26.08	3,989	1.26	.06	78
October 31, 2020	25.14	.18	6.80	6.98	(.29)	(1.50)	(1.79)	30.33	29.37	3,249	1.29	.69	98
October 31, 2019	25.11	.20	2.75	2.95	(.39)	(2.53)	(2.92)	25.14	13.84	3,343	1.30	.84	60

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

18 Convertible Securities Fund	Convertible Securities Fund 19

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
April 30, 2024**	$20.78	.20	2.14	2.34	(.19)	—	(.19)	$22.93	11.26*	$22,113	.36*	.90 *	22*
October 31, 2023	21.58	.32	(.66)	(.34)	(.36)	(.10)	(.46)	20.78	(1.68)	25,006.73		1.48	64
October 31, 2022	34.68	.22	(6.08)	(5.86)	(.22)	(7.02)	(7.24)	21.58	(20.69)	30,542.72		.95	37
October 31, 2021	30.48	.20	7.68	7.88	(.28)	(3.40)	(3.68)	34.68	26.82	21,126.71		.60	78
October 31, 2020	25.27	.33	6.83	7.16	(.45)	(1.50)	(1.95)	30.48	30.07	13,868.72		1.24	98
October 31, 2019	25.23	.34	2.77	3.11	(.54)	(2.53)	(3.07)	25.27	14.50	9,190.72		1.40	60
Class Y
April 30, 2024**	$20.76	.20	2.14	2.34	(.18)	—	(.18)	$22.92	11.28*	$134,166	.39*	.87*	22*
October 31, 2023	21.57	.31	(.68)	(.37)	(.34)	(.10)	(.44)	20.76	(1.80)	174,081.80		1.41	64
October 31, 2022	34.66	.21	(6.07)	(5.86)	(.21)	(7.02)	(7.23)	21.57	(20.73)	228,939.78		.87	37
October 31, 2021	30.47	.19	7.66	7.85	(.26)	(3.40)	(3.66)	34.66	26.73	426,094.76		.56	78
October 31, 2020	25.26	.32	6.82	7.14	(.43)	(1.50)	(1.93)	30.47	30.00	356,432.79		1.18	98
October 31, 2019	25.22	.33	2.76	3.09	(.52)	(2.53)	(3.05)	25.26	14.42	285,817.80		1.33	60

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

20 Convertible Securities Fund	Convertible Securities Fund 21

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Convertible Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The objective of the fund is to seek, with equal emphasis, current income and capital appreciation. The fund’s secondary objective is conservation of capital. The fund invests mainly in convertible securities of U.S. companies. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities the fund buys are below-investment-grade (sometimes referred to as “junk-bonds”). The convertible bonds the fund buys usually have intermediate-to long-term stated maturities (i.e., three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, Putnam Management may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class I§	None	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

22 Convertible Securities Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Convertible Securities Fund 23

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will

24 Convertible Securities Fund

bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $7,030,700 and the value of securities loaned amounted to $6,852,196.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,894,426	$12,101,614	$13,996,040

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $509,958,806, resulting in gross unrealized appreciation and depreciation of $39,034,496 and $42,100,204, respectively, or net unrealized depreciation of $3,065,708.

Convertible Securities Fund 25

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,	0.580%	of the next $50 billion,
0.730%	of the next $5 billion,	0.560%	of the next $50 billion,
0.680%	of the next $10 billion,	0.550%	of the next $100 billion and
0.630%	of the next $10 billion,	0.545%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.306% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

26 Convertible Securities Fund

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$200,692	Class R	1,363
Class B	144	Class R6	6,227
Class C	4,556	Class Y	91,866
Class I	1	Total	$304,849

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $7,278 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $406, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$434,756
Class B	1.00%	1.00%	1,255
Class C	1.00%	1.00%	39,495
Class R	1.00%	0.50%	5,903
Total			$481,409

Convertible Securities Fund 27

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5,899 from the sale of class A shares and received no monies and $465 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,052 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$117,228,858	$208,378,566
U.S. government securities (Long-term)	—	—
Total	$117,228,858	$208,378,566

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	171,645	$3,937,843	495,451	$10,862,989
Shares issued in connection with
reinvestment of distributions	95,623	2,170,875	286,143	6,230,163
	267,268	6,108,718	781,594	17,093,152
Shares repurchased	(1,336,224)	(30,292,349)	(2,851,328)	(62,128,347)
Net decrease	(1,068,956)	$(24,183,631)	(2,069,734)	$(45,035,195)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	25	$512
Shares issued in connection with
reinvestment of distributions	29	626	332	6,899
	29	626	357	7,411
Shares repurchased	(5,828)	(124,154)	(32,911)	(690,988)
Net decrease	(5,799)	$(123,528)	(32,554)	$(683,577)

28 Convertible Securities Fund

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	58,983	$1,323,458	76,145	$1,633,206
Shares issued in connection with
reinvestment of distributions	1,021	22,553	4,506	95,201
	60,004	1,346,011	80,651	1,728,407
Shares repurchased	(140,250)	(3,135,164)	(191,167)	(4,085,440)
Net decrease	(80,246)	$(1,789,153)	(110,516)	$(2,357,033)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	4	80	17	375
	4	80	17	375
Shares repurchased	—	—	—	—
Net increase	4	$80	17	$375

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	7,651	$175,271	19,829	$427,827
Shares issued in connection with
reinvestment of distributions	570	12,835	1,815	39,204
	8,221	188,106	21,644	467,031
Shares repurchased	(15,454)	(353,645)	(31,733)	(683,297)
Net decrease	(7,233)	$(165,539)	(10,089)	$(216,266)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	78,534	$1,777,487	139,391	$3,039,974
Shares issued in connection with
reinvestment of distributions	3,997	90,203	13,845	301,447
	82,531	1,867,690	153,236	3,341,421
Shares repurchased	(321,876)	(7,356,084)	(365,115)	(7,933,719)
Net decrease	(239,345)	$(5,488,394)	(211,879)	$(4,592,298)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	531,450	$12,075,801	1,870,608	$40,986,862
Shares issued in connection with
reinvestment of distributions	47,047	1,064,835	169,287	3,683,298
	578,497	13,140,636	2,039,895	44,670,160
Shares repurchased	(3,108,840)	(71,007,501)	(4,272,311)	(93,032,217)
Net decrease	(2,530,343)	$(57,866,865)	(2,232,416)	$(48,362,057)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 823 class I shares of the fund (100% of class I shares outstanding), valued at $18,918.

Convertible Securities Fund 29

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$8,044,470	$37,814,246	$38,828,016	$173,109	$7,030,700
Putnam Short Term
Investment Fund
Class P**	23,919,703	120,692,948	127,417,830	491,285	17,194,821
Total Short-term
investments	$31,964,173	$158,507,194	$166,245,846	$664,394	$24,225,521

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

30 Convertible Securities Fund

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, which was an adjournment from a meeting on October 20, 2023, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes withheld	Abstentions/Votes withheld
13,326,846	358,997	631,796

At the meeting, which was an adjournment from a meeting on October 20, 2023, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes withheld	Abstentions/Votes withheld
13,253,356	376,981	687,302

All tabulations are rounded to the nearest whole number.

Convertible Securities Fund 31

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisor	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
Marketing Services	Manoj P. Singh
Putnam Retail Management	Mona K. Sutphen	Martin Lemaire
Limited Partnership	Jane E. Trust	Vice President and
100 Federal Street		Derivatives Risk Manager
Boston, MA 02110	Officers
	Robert L. Reynolds	Denere P. Poulack
Custodian	President, The Putnam Funds	Assistant Vice President,
State Street Bank		Assistant Clerk, and
and Trust Company	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Legal Counsel	Assistant Treasurer	Janet C. Smith
Ropes & Gray LLP		Vice President,
	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
	Chief Compliance Officer	and Assistant Treasurer

Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Convertible Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024